UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund II General Partner, LLC
           ----------------------------------------------------
Address:   280 Park Avenue, 41st Floor
           ----------------------------------------------------
           New York, New York  10017
           ----------------------------------------------------

           ----------------------------------------------------

Form 13F File Number:  028-12037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /S/PETER W. MAY              New York, New York            8/14/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              17
                                               -------------

Form 13F Information Table Value Total:          $ 14,184
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name

01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                                               FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7          COLUMN 8
   --------            --------      --------   --------            --------          --------      --------          --------
                                                 VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                 ----------------
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
--------------     --------------     -----     --------     -------    ---  ----    ----------     --------    ----   ------   ----

Wendy's Intl Inc.        COM        950590109       837       30,751     SH            Defined        1,2,3            30,751

H.J. Heinz Co.           COM        423074103     2,785       58,198     SH            Defined        1,2,3            58,198

Chemtura Corp.           COM        163893100       394       67,498     SH            Defined        1,2,3            67,498

Tiffany & Co. NEW        COM        886547108     1,941       47,637     SH            Defined        1,2,3            47,637

Cheesecake Factory Inc.  COM        163072101       267       16,812     SH            Defined        1,2,3            16,812

Cintas Corp.             COM        172908105       100        3,780     SH            Defined        1,2,3             3,780

Target Corp.             COM        87612E106       213        4,578     SH            Defined        1,2,3             4,578

Hansen Nat Corp.         COM        411310105       176        6,098     SH            Defined        1,2,3             6,098

First Amern Corp Calif   COM        318522307        85        3,221     SH            Defined        1,2,3             3,221

UST Inc.                 COM        902911106       284        5,200     SH            Defined        1,2,3             5,200

Philip Morris Intl Inc.  COM        718172109       332        6,730     SH            Defined        1,2,3             6,730

Wyeth                    COM        983024100       349        7,287     SH            Defined        1,2,3             7,287

P F Changs Chinese
   Bistro                COM        69333Y108       112        5,032     SH            Defined        1,2,3             5,032

Lorillard Inc.           COM        544147101       107        1,544     SH            Defined        1,2,3             1,544

Orient-Express
   Hotels Ltd            CLA        G67743107       201        4,636     SH            Defined        1,2,3             4,636

Dr. Pepper Snapple
   Group Inc.            COM        26138E109       152        7,241     SH            Defined        1,2,3             7,241

SPDR TR               UNIT SER 1    78462F103     5,849       45,700     SH   PUT      Defined        1,2,3            45,700
